Guarantees, Commitments and Contingencies, Contingencies (Details) (Canada Antitrust Law [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 producer
Canada Antitrust Law [Member]
Loss Contingencies [Line Items]
Number of hydrogen peroxide producers in putative direct and indirect purchaser class action complaints filed in February 2005	5
Number of hydrogen peroxide producers in same putative class actions in Canada who settled	5
Settlement amount, settled by other defandants	$ 20.6